Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 8. Commitments and Contingencies

Damage Claims for August 2017 Notes

The terms of the August 2017 Notes require the Company to undertake to register the resale of the Common Stock issuable upon conversion of the Notes and the exercise of the August Warrants. As described in Note 5, certain shares were not registered as of March 31, 2018. The Company believes no damages have accrued with respect to these unregistered shares. For the benefit of the holders of the Notes, the Company has filed and will continue to file registration statements to seek to register the resale of these shares.

While the Company believes no damages have accrued as of March 31, 2018, certain holders of Convertible Notes have asserted that damages do accrue under the agreements. As of March 31, 2018, such amount claimed by the holders equals 18% of the related August 2017 Notes, or $522,349, and accrued interest at 24% per annum of $37,409. Interest would continue to accrue until paid. This potential liability is not recorded in the accompanying financial statements because the Company believes no damages are due as of March 31, 2018.

Licenses

We licensed certain manufacturing technology for the production of Prolanta. We continue to evaluate processes and methods of manufacturing, but if we utilize this licensed technology we must pay a royalty of up to 2% of future sales.

Incentive compensation for equity sales

Prior to the Merger, our Chief Executive Officer received 1% of the gross proceeds from certain sales of equity securities of Oncolix/DE, including services paid through the issuance of stock. Such incentive compensation plan has not yet been adopted by Oncolix. No additional compensation expense was recorded pursuant to these arrangements in 2018 and 2017.

Contingent obligations to Texas Emerging Technology Fund

In connection with the investments by the TETF, we agreed to certain conditions, including certain representations and warranties, and the breach of which may result in penalties payable to TETF. See Note 3.

Obligation to GHC Upon Bankruptcy or Liquidation

In connection with the contribution of intellectual property upon the formation of the Company, GHC retains the rights to the contributed intellectual property in the event of the bankruptcy or liquidation of Oncolix. GHC has subordinated these rights to the security interests of the August 2017 Notes.

Severance Arrangements for Officers

The Company has entered into employment agreements with its officers that provide for a severance payment of 12 to 18 months of the officer’s salary in the event of termination without cause or under certain other conditions.

Damage Claims for August Notes

The terms of the August Notes require the Company to undertake to register the resale of the Common Stock issuable upon conversion of the Notes and the exercise of the August Warrants. As described in Note 5, certain shares were not registered as of December 31, 2017. the Company believes no damages have accrued with respect to these unregistered shares. For the benefit of the holders of the Notes, the Company has filed and will continue to file registration statements to seek to register the resale of these shares.

While the Company believes no damages have accrued as of December 31, 2017, certain holders of Convertible Notes verbally have asserted that damages do accrue under the agreements. As of December 31, 2017, such amount claimed by to the holders equals 18% of the related August Notes, or $522,349, and accrued interest at 24% per annum of $6,068. Interest would continue to accrue until paid. This potential liability is not recorded in the accompanying financial statements because thxxe Company believes no damages are due as of December 31, 2017. However, depending on the timing of future registration statements, future damages may accrue.

Licenses

We licensed certain manufacturing technology for the production of Prolanta. We continue to evaluate processes and methods of manufacturing, but if we utilize this licensed technology we must pay a royalty of up to 2% of future sales.

Incentive compensation for equity sales

Prior to the Merger, our Chief Executive Officer received 1% of the gross proceeds from certain sales of equity securities, including services paid through the issuance of stock. Such incentive compensation plan has not yet been adopted by Oncolix. No additional compensation expense was recorded pursuant to these arrangements in 2017 and 2016.

Engagement of placement agent

In connection with our prior financing activities, we engaged a placement agent which received a fee based on the proceeds received by us and a warrant to acquire our Common Stock. The placement agent will also receive a fee equal to 4% of cash received by Oncolix on the exercise of the Common Warrants issued. See Notes 3 and 5.

Contingent obligations to Texas Emerging Technology Fund

In connection with the investments by the TETF, we agreed to certain conditions, including certain representations and warranties, and the breach of which may result in penalties payable to TETF. See Note 3.

Obligation to GHC Upon Bankruptcy or Liquidation

In connection with the contribution of intellectual property upon the formation of the Company, GHC retains the rights to the contributed intellectual property in the event of the bankruptcy or liquidation of Oncolix. GHC has subordinated these rights to the security interests of the Convertible Notes.

Severance Arrangements for Officers

The Company has entered into employment agreements with its officers that provide for a severance payment of 12 to 18 months of the officer’s salary in the event of termination without cause or under certain other conditions.